Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Selling business and providing loans	¥ 110,289	$ 17,307	¥ 58,068
Due from Related Party Noncurrent	¥ 110,073	$ 17,273	¥ 3,784